Investment Objectives and Goals - Capital Appreciation Portfolio	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Capital Appreciation Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term capital appreciation by investing primarily in equity securities. It may also hold fixed income and other securities to help preserve principal value.